As filed with the Securities and Exchange Commission on June 2, 2011

Securities Act File No. 333-170122

Investment Company File No. 811-22487

United States

Securities and Exchange Commission

Washington, D.C. 20549

FORM N-1A

Registration Statement

Under

the Securities Act of 1933	☒
Pre-Effective Amendment No.	☐
Post Effective Amendment No. 1	☒

and/or

Registration Statement

Under

the Investment Company Act of 1940	☒
Amendment No. 3	☒

DBX ETF TRUST

(Exact Name of Registrant as Specified in its Charter)

60 Wall Street

New York, New York 10005

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-5883

Alex N. Depetris

DBX ETF Trust

60 Wall Street

New York, New York 10005

(Name and Address of Agent for Service)

Copy to:

Stuart M. Strauss, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, New York 10036

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on [date] pursuant to paragraph (a) of Rule 485
☐	75 days after filing pursuant to paragraph (a)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and state of New York on the 2nd day of June, 2011.

DBX ETF TRUST

By:	/S/ ALEX DEPETRIS
	Name:	Alex Depetris
	Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

	SIGNATURE	CAPACITY	DATE

	/S/ ALEX DEPETRIS Alex Depetris	President and Chief Executive Officer	June 2, 2011

	/S/ MICHAEL GILLIGAN Michael Gilligan	Treasurer and Chief Financial Officer	June 2, 2011

	/S/ ALEX N. DEPETRIS Alex N. Depetris	Trustee	June 2, 2011

	*/S/ J. DAVID OFFICER J. David Officer	Trustee	June 2, 2011

	*/S/ STEPHEN R. BYERS Stephen R. Byers	Trustee	June 2, 2011

	*/S/ GEORGE O. ELSTON George O. Elston	Trustee	June 2, 2011

* By:	/S/ STUART M. STRAUSS Stuart M. Strauss Attorney-In-Fact	Trustee	June 2, 2011

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase